Fair values of financial assets and liabilities - Valuation Techniques (Details) £ in Millions	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	£ 6,436	£ 8,341
Fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	33,568	37,275
Financial liabilities, fair value	12,198	15,059
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	6,857	6,831
Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	5,341	8,228
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	1,292	1,674
Derivative assets | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	12	14
Financial assets at fair value through other comprehensive income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	25,840	27,260
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	510	1,590	£ 2,013	£ 1,889
Financial liabilities	283	364	394	344
Level 3 | Fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	510	1,590
Financial liabilities, fair value	283	364
Level 3 | Carrying value | Fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value		1,590
Financial liabilities, fair value	283	364
Level 3 | At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities	38	45	47	47
Financial liabilities, fair value	38	45
Level 3 | At fair value through profit or loss | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	38	45
Level 3 | Derivative financial instruments
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities	245	319	347	297
Financial liabilities, fair value	245	319
Level 3 | Derivative financial instruments | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	245	319
Level 3 | Derivative financial instruments | Market values – property valuation | Housing price index | Market values – property valuation | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	206	271
Level 3 | Derivative financial instruments | Interest rate derivatives | Interest rate volatility | Option pricing model | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities, fair value	39	48
Level 3 | Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	442	1,511	1,934	1,829
Financial assets, fair value	442	1,511
Level 3 | Financial assets at fair value through profit or loss | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	442	1,511
Level 3 | Financial assets at fair value through profit or loss | Loans and advances to customers | Interest rate spreads | Discounted cash flows | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of favourable changes in significant unobservable inputs, assets	39	47
Level 3 | Financial assets at fair value through profit or loss | Loans and advances to customers | Interest rate spreads | Discounted cash flows | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Effect of unfavourable changes in significant unobservable inputs, assets	(36)	(45)
Level 3 | Financial assets at fair value through profit or loss | Loans and advances to customers | Interest rate spreads | Discounted cash flows | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	438	1,511
Level 3 | Financial assets at fair value through profit or loss | Other assets | Interest rate spreads | Discounted cash flows | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	4
Level 3 | Financial assets at fair value through other comprehensive income | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	56	65
Level 3 | Derivative assets | Interest rate derivatives | Interest rate volatility | Option pricing model | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	12	14
Level 3 | Financial assets at fair value through other comprehensive income
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	56	65	£ 64	£ 60
Financial assets, fair value	56	65
Level 3 | Financial assets at fair value through other comprehensive income | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets, fair value	510
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets	500	500
Financial liabilities	£ 500	£ 500
Level 3 | Minimum | Derivative financial instruments | Market values – property valuation | Housing price index
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.01	0.01
Level 3 | Minimum | Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.08	0.33
Level 3 | Minimum | Financial assets at fair value through profit or loss | Loans and advances to customers | Discounted cash flows | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.06	(0.0050)
Level 3 | Minimum | Derivative assets | Interest rate derivatives | Option pricing model | Interest rate volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.08	0.13
Level 3 | Maximum | Derivative financial instruments | Interest rate derivatives | Option pricing model | Interest rate volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	1.24	0.60
Level 3 | Maximum | Financial assets at fair value through profit or loss | Loans and advances to customers | Discounted cash flows | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		0.0106
Level 3 | Maximum | Derivative assets | Interest rate derivatives | Option pricing model | Interest rate volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.24	1.28